Investments in Joint Ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 31, 2019	Dec. 24, 2018	Apr. 26, 2016	Oct. 04, 2006
Total Investment	$ 160,452	$ 88,884
Total Assets of the Partnerhip	334,742	152,700
Profit (loss) of the Partnership	(1,201)	(149)
Company's share of Profit (Loss) of the Partnership	(1,954)	(88)	$ (1,598)
Investments in real estate, net	287,106	116,859
Cash and cash equivalents	45,909	35,777
Unrealized rents & receivables	906
Deferred costs	821	64
Secured notes payable	81,573	9,549
Other liabilities	27,524	4,930
Capital - FRP	170,832	100,282
Capital - Third parties	54,813	37,939
Total liabilities and capital	$ 334,742	$ 152,700
Brooksville
Ownership percent	50.00%	50.00%					50.00%
Total Investment	$ 7,499	$ 7,449
Total Assets of the Partnerhip	14,316	14,325
Profit (loss) of the Partnership	(84)	(122)
Company's share of Profit (Loss) of the Partnership	(42)	(61)
Investments in real estate, net	14,293	14,299
Cash and cash equivalents	18	20
Unrealized rents & receivables	0
Deferred costs	5	6
Secured notes payable	0
Other liabilities	2	119
Capital - FRP	7,500	7,449
Capital - Third parties	6,814	6,757
Total liabilities and capital	$ 14,316	$ 14,325
BC FRP Realty, LLC
Ownership percent	50.00%	50.00%				50.00%
Total Investment	$ 5,391	$ 5,976
Total Assets of the Partnerhip	22,969	21,371
Profit (loss) of the Partnership	(1,114)	0
Company's share of Profit (Loss) of the Partnership	(591)	0
Investments in real estate, net	22,423	21,352
Cash and cash equivalents	15	11
Unrealized rents & receivables	220
Deferred costs	311	8
Secured notes payable	12,103	9,549
Other liabilities	196	38
Capital - FRP	5,335	5,892
Capital - Third parties	5,335	5,892
Total liabilities and capital	$ 22,969	$ 21,371
RiverFront Holdings II, LLC
Ownership percent	80.00%	80.00%
Total Investment	$ 25,975	$ 19,865
Total Assets of the Partnerhip	88,235	38,869
Profit (loss) of the Partnership	(95)	(66)
Company's share of Profit (Loss) of the Partnership	(871)	(66)
Investments in real estate, net	87,521	38,793
Cash and cash equivalents	630	76
Unrealized rents & receivables	82
Deferred costs	2
Secured notes payable	38,564	0
Other liabilities	6,771	1,887
Capital - FRP	37,284	31,347
Capital - Third parties	5,616	5,635
Total liabilities and capital	$ 88,235	$ 38,869
Bryant Street Partnerships
Ownership percent	61.36%	61.36%			61.36%
Total Investment	$ 58,353	$ 55,000
Total Assets of the Partnerhip	96,477	77,541
Profit (loss) of the Partnership	260	0
Company's share of Profit (Loss) of the Partnership	(573)	0
Investments in real estate, net	95,903	41,821
Cash and cash equivalents	387	35,670
Unrealized rents & receivables	158
Deferred costs	29	50
Secured notes payable	1,660	0
Other liabilities	17,183	2,886
Capital - FRP	57,479	55,000
Capital - Third parties	20,155	19,655
Total liabilities and capital	96,477	77,541
Hyde Park
Total Investment	3,492	594
Total Assets of the Partnerhip	3,492	594
Profit (loss) of the Partnership	0	39
Company's share of Profit (Loss) of the Partnership	0	39
Investments in real estate, net	3,492	594
Cash and cash equivalents	0	0
Unrealized rents & receivables	0	0
Deferred costs	0
Secured notes payable	0	0
Other liabilities	0	0
Capital - FRP	3,492	594
Capital - Third parties	0	0
Total liabilities and capital	$ 3,492	$ 594
DST Hickory Creek
Ownership percent	26.65%			26.65%
Total Investment	$ 6,000
Total Assets of the Partnerhip	49,369
Profit (loss) of the Partnership	(168)
Company's share of Profit (Loss) of the Partnership	123
Investments in real estate, net	46,685
Cash and cash equivalents	1,764
Unrealized rents & receivables	446
Deferred costs	474
Secured notes payable	29,246
Other liabilities	120
Capital - FRP	6,000
Capital - Third parties	14,003
Total liabilities and capital	49,369
Amber Ridge
Total Investment	509
Total Assets of the Partnerhip	509
Profit (loss) of the Partnership	0
Company's share of Profit (Loss) of the Partnership	0
Investments in real estate, net	509
Cash and cash equivalents	0
Unrealized rents & receivables	0
Deferred costs	0
Secured notes payable	0
Other liabilities	0
Capital - FRP	509
Capital - Third parties	0
Total liabilities and capital	$ 509
1800 Half Street
Ownership percent	59.73%
Total Investment	$ 37,314
Total Assets of the Partnerhip	40,161
Profit (loss) of the Partnership	0
Company's share of Profit (Loss) of the Partnership	0
Investments in real estate, net	14,391
Cash and cash equivalents	25,770
Unrealized rents & receivables	0
Deferred costs	0
Secured notes payable	0
Other liabilities	1,363
Capital - FRP	37,314
Capital - Third parties	1,484
Total liabilities and capital	$ 40,161
Woodfield Partnerships
Ownership percent	40.00%
Total Investment	$ 15,919
Total Assets of the Partnerhip	19,214
Profit (loss) of the Partnership	0
Company's share of Profit (Loss) of the Partnership	0
Investments in real estate, net	1,889
Cash and cash equivalents	17,325
Unrealized rents & receivables	0
Deferred costs	0
Secured notes payable	0
Other liabilities	1,889
Capital - FRP	15,919
Capital - Third parties	1,406
Total liabilities and capital	19,214
Apartment Mixed Use Totals
Total Assets of the Partnerhip	293,456
Investments in real estate, net	246,389
Cash and cash equivalents	45,876
Unrealized rents & receivables	686
Deferred costs	505
Secured notes payable	69,470
Other liabilities	27,326
Capital - FRP	153,996
Capital - Third parties	42,664
Total liabilities and capital	$ 293,456